Condensed Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 1,331	$ 1,545	$ 477,154
Prepaid assets	14,500		8,333
Total Current Assets	15,831	1,545	485,487
Cash and investments held in Trust Account	14,537,012	15,364,991	119,045,327
Total Assets	14,552,843	15,366,536	119,530,814
Liabilities, Temporary Equity, and Shareholders’ Deficit
Accounts payable and accrued expenses	213,675	181,293	13,699
Due to related parties	925,009	402,106
Promissory notes	2,676,367	2,010,148	1,648,800
Promissory notes - related party	1,080,000	1,080,000	300,000
Total Current Liabilities	4,895,051	3,673,547	1,962,499
Warrants liabilities	416,516	522,579	533,319
Deferred underwriting compensation	4,020,797	4,020,797	4,020,797
Total Liabilities	9,332,364	8,216,923	6,516,615
Commitments and Contingencies
Ordinary shares subject to possible redemption, 1,278,411 and 1,413,480 shares at September 30, 2021 and December 31, 2020 (at conversion value of $11.37 and $10.87 per share), respectively	14,537,012	15,364,991	119,045,327
Shareholders’ Deficit:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding
Ordinary shares, no par value; 300,000,000 shares authorized; 3,201,758 and 3,201,758 shares (excluding 1,278,411 and 1,413,480 shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively	181,454
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding
Ordinary shares, no par value; 300,000,000 shares authorized; 3,201,758 and 3,201,758 shares (excluding 1,413,480 and 11,487,992 shares subject to possible redemption) at December 31, 2020 and 2019, respectively
Accumulated deficit	(9,497,987)	(8,215,378)	(6,031,128)
Total Shareholders’ Deficit	(9,316,533)	(8,215,378)	(6,031,128)
Total Liabilities, Temporary Equity, and Shareholders’ Deficit	$ 14,552,843	$ 15,366,536	$ 119,530,814